Financial Instruments And Risks - Summary of Impact To Profit Before Tax On The Structure of Interest-Bearing Assets And Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments And Risks [Abstract]
-100 basis points	¥ (488,490)	¥ (317,900)
+100 basis points	¥ 488,490	¥ 317,900